Victory Pioneer U.S. Government Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	2.90%	1.76%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	3.88%	2.94%	1.82%